Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
July 31, 2026
SEA-NPRT3-0926
1.804844.122
Common Stocks - 92.2%
	Shares	Value ($)
CHINA - 27.1%
Communication Services - 6.3%
Entertainment - 1.5%
Netease Inc	1,173,500	31,222,395
Interactive Media & Services - 4.8%
Tencent Holdings Ltd	1,653,244	101,018,145
TOTAL COMMUNICATION SERVICES		132,240,540
Consumer Discretionary - 2.7%
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	1,151,200	16,324,810
Broadline Retail - 2.0%
Alibaba Group Holding Ltd	2,699,268	41,119,038
TOTAL CONSUMER DISCRETIONARY		57,443,848
Consumer Staples - 1.6%
Beverages - 1.0%
Eastroc Beverage Group Co Ltd A Shares (China)	1,075,920	21,651,224
Personal Care Products - 0.6%
Mao Geping Cosmetics Co LTD H Shares (e)	1,614,900	12,097,748
TOTAL CONSUMER STAPLES		33,748,972
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
PetroChina Co Ltd H Shares	21,044,000	26,672,620
Financials - 2.7%
Insurance - 2.7%
People's Insurance Co Group of China Ltd/The H Shares	33,012,021	22,983,479
Ping An Insurance Group Co of China Ltd H Shares	4,369,405	32,642,838
TOTAL FINANCIALS		55,626,317
Health Care - 1.5%
Health Care Equipment & Supplies - 0.6%
Peijia Medical Ltd (b)(c)(d)	1,798,779	922,051
Zylox-Tonbridge Medical Technology Co Ltd H Shares (c)(d)	5,132,278	12,486,466
		13,408,517
Life Sciences Tools & Services - 0.9%
WuXi XDC Cayman Inc (b)	2,636,459	17,414,131
TOTAL HEALTH CARE		30,822,648
Industrials - 5.7%
Air Freight & Logistics - 1.3%
J&T Global Express Ltd B Shares (b)	20,514,701	26,394,131
Electrical Equipment - 3.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	678,900	39,778,208
Dongfang Electric Corp Ltd A Shares (China)	2,159,200	8,032,434
Hongfa Technology Co Ltd A Shares (China)	1,962,700	10,321,762
Ningbo Deye Technology Corp A Shares (China)	1,367,100	16,574,605
		74,707,009
Machinery - 0.8%
Airtac International Group	465,000	18,841,526
TOTAL INDUSTRIALS		119,942,666
Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 0.8%
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	1,052,300	16,152,898
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	592,033	30,105,666
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	449,360	15,760,818
Hygon Information Technology Co Ltd A Shares (China)	164,100	6,729,552
JCET Group Co Ltd A Shares (China)	647,900	6,285,807
TongFu Microelectronics Co Ltd A Shares (China)	795,400	6,680,830
		65,562,673
TOTAL INFORMATION TECHNOLOGY		81,715,571
Materials - 1.4%
Metals & Mining - 1.4%
MMG Ltd (b)	27,740,000	29,676,961
TOTAL CHINA		567,890,143
HONG KONG - 0.8%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	1,259,009	31,787
Financials - 0.8%
Insurance - 0.8%
AIA Group Ltd	1,629,292	16,424,727
TOTAL HONG KONG		16,456,514
INDIA - 11.4%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	1,066,500	22,038,946
Consumer Discretionary - 2.4%
Broadline Retail - 0.6%
Meesho (b)	6,381,400	12,177,829
Hotels, Restaurants & Leisure - 1.8%
MakeMyTrip Ltd (b)(e)	654,000	37,245,300
TOTAL CONSUMER DISCRETIONARY		49,423,129
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Coal India Ltd	4,325,100	18,782,196
Financials - 5.1%
Banks - 1.1%
Bank of Maharashtra	27,035,844	22,465,730
Capital Markets - 0.8%
360 ONE WAM Ltd	1,452,141	17,259,387
Consumer Finance - 2.0%
Bajaj Finance Ltd	1,974,161	23,605,913
Shriram Finance Ltd	1,623,705	17,800,701
		41,406,614
Financial Services - 1.2%
Power Finance Corp Ltd	5,745,100	25,544,582
TOTAL FINANCIALS		106,676,313
Health Care - 0.7%
Pharmaceuticals - 0.7%
Sun Pharmaceutical Industries Ltd	812,665	16,948,767
Materials - 1.2%
Metals & Mining - 1.2%
National Aluminium Co Ltd	6,865,100	25,263,761
TOTAL INDIA		239,133,112
INDONESIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank Rakyat Indonesia Persero Tbk PT	108,656,200	18,273,357
Bank Syariah Indonesia Persero Tbk PT	94,928,541	9,588,492

TOTAL INDONESIA		27,861,849
KOREA (SOUTH) - 15.8%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Kia Corp	262,530	23,386,556
Consumer Staples - 1.0%
Personal Care Products - 1.0%
APR Corp/Korea	94,840	20,796,465
Financials - 1.1%
Insurance - 1.1%
Samsung Life Insurance Co Ltd	110,354	22,855,660
Health Care - 1.4%
Life Sciences Tools & Services - 1.4%
Samsung Biologics Co Ltd (b)(c)(d)	29,660	30,150,228
Industrials - 4.3%
Industrial Conglomerates - 4.3%
SK Square Co Ltd	133,713	90,842,784
Information Technology - 6.3%
Semiconductors & Semiconductor Equipment - 2.2%
SK Hynix Inc	41,158	46,182,061
Technology Hardware, Storage & Peripherals - 4.1%
Samsung Electronics Co Ltd	481,365	82,781,431
TOTAL INFORMATION TECHNOLOGY		128,963,492
Materials - 0.6%
Chemicals - 0.6%
Hansol Chemical Co Ltd	95,670	13,440,552
TOTAL KOREA (SOUTH)		330,435,737
PHILIPPINES - 1.3%
Industrials - 1.3%
Transportation Infrastructure - 1.3%
International Container Terminal Services Inc	1,761,000	27,652,821
SINGAPORE - 5.5%
Consumer Discretionary - 2.2%
Broadline Retail - 2.2%
Sea Ltd Class A ADR (b)	439,288	46,889,601
Financials - 3.3%
Banks - 3.3%
Oversea-Chinese Banking Corp Ltd	3,032,200	68,871,034
TOTAL SINGAPORE		115,760,635
TAIWAN - 28.7%
Industrials - 1.4%
Construction & Engineering - 0.5%
Acter Group Corp Ltd	405,000	11,401,184
Machinery - 0.9%
Kinik Co	937,000	18,237,658
TOTAL INDUSTRIALS		29,638,842
Information Technology - 27.3%
Communications Equipment - 0.4%
WNC Corp /Taiwan	1,273,000	8,535,813
Electronic Equipment, Instruments & Components - 3.5%
Delta Electronics Inc	550,000	27,071,253
Elite Material Co Ltd	198,000	28,436,636
Unimicron Technology Corp	484,537	11,373,960
Universal Microwave Technology Inc	186,000	5,444,644
		72,326,493
Semiconductors & Semiconductor Equipment - 23.4%
Alchip Technologies Ltd	144,000	13,296,477
ASE Technology Holding Co Ltd	1,842,000	31,447,419
eMemory Technology Inc	61,000	4,585,214
MediaTek Inc	534,000	56,912,221
Phoenix Silicon International Corp	1,832,000	13,593,245
Taiwan Semiconductor Manufacturing Co Ltd	4,887,175	361,649,099
WinWay Technology Co Ltd	51,000	8,955,776
		490,439,451
TOTAL INFORMATION TECHNOLOGY		571,301,757
TOTAL TAIWAN		600,940,599
UNITED STATES - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Space Exploration Technologies Corp (a)	52,853	5,727,680
TOTAL COMMON STOCKS (Cost $1,400,865,985)		1,931,859,090

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Bytedance Ltd Series E1 (b)(f)(g)	23,366	7,721,762
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(g)	111,500	819,525
TOTAL CHINA		8,541,287
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,143,961)		8,541,287

Non-Convertible Preferred Stocks - 4.3%
	Shares	Value ($)
KOREA (SOUTH) - 4.3%
Information Technology - 4.3%
Technology Hardware, Storage & Peripherals - 4.3%
Samsung Electronics Co Ltd non-voting shares (Cost $36,663,450)	731,972	90,882,671

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	76,087,520	76,102,738
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	28,115,110	28,117,921
TOTAL MONEY MARKET FUNDS (Cost $104,217,935)			104,220,659

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,545,891,331)	2,135,503,707
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(40,624,832)
NET ASSETS - 100.0%	2,094,878,875

Legend

(a)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,727,680 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,558,745 or 2.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $43,558,745 or 2.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,541,287 or 0.4% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,903,682.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	2,560,310

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,583,651

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	87,503,144	842,793,619	854,186,287	2,328,193	(10,462)	2,724	76,102,738	76,087,520
Fidelity Securities Lending Cash Central Fund	21,426,138	129,800,572	123,108,794	159,918	5	-	28,117,921	28,115,110
	108,929,282	972,594,191	977,295,081	2,488,111	(10,457)	2,724	104,220,659

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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